SCHEDULE OF INVESTMENTS
ROYCE MICRO-CAP TRUST
MARCH 31, 2019 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 101.8%

Communication Services – 4.1%
Diversified Telecommunication Services - 0.2%
ORBCOMM [1]	87,100	$590,538

Entertainment - 1.0%
Chicken Soup For The Soul Entertainment	311,027	3,844,294

Interactive Media & Services - 1.6%
Care.com [1,2,3]	186,787	3,690,911
QuinStreet [1]	196,400	2,629,796

		6,320,707

Media - 1.3%
comScore [1]	214,195	4,337,449
New Media Investment Group	66,200	695,100

		5,032,549

Total		15,788,088

Consumer Discretionary – 11.6%
Auto Components - 2.0%
Fox Factory Holding [1]	5,300	370,417
Motorcar Parts of America [1]	54,800	1,034,076
Sebang Global Battery	50,500	2,055,414
Standard Motor Products	50,860	2,497,226
Stoneridge [1,3]	53,700	1,549,782
Unique Fabricating	12,200	54,778

		7,561,693

Distributors - 0.5%
Uni-Select	33,800	350,558
Weyco Group [3]	54,300	1,681,128

		2,031,686

Diversified Consumer Services - 1.3%
Aspen Group [1]	141,520	754,301
Collectors Universe [3]	108,200	1,895,664
Liberty Tax Cl. A [4]	142,900	1,413,281
Universal Technical Institute [1]	270,000	920,700

		4,983,946

Hotels, Restaurants & Leisure - 2.2%
Century Casinos [1]	222,500	2,015,850
Inspired Entertainment [1]	50,000	333,250
Lindblad Expeditions Holdings [1]	254,000	3,873,500
Red Lion Hotels [1]	251,900	2,035,352

		8,257,952

Household Durables - 0.7%
Cavco Industries [1,2,3]	8,600	1,010,758
Flexsteel Industries [3]	16,100	373,359
Lifetime Brands [2,3]	119,294	1,127,328
Universal Electronics [1]	6,100	226,615
ZAGG [1]	9,900	89,793

		2,827,853

Internet & Direct Marketing Retail - 1.0%
FTD Companies [1]	67,200	34,272
Gaia Cl. A [1,3]	100,000	915,000
Leaf Group [1]	64,500	517,290
Real Matters [1]	255,000	1,032,327
Stamps.com [1]	11,700	952,497
Yatra Online [1]	105,000	515,550

		3,966,936

Leisure Products - 0.8%
Clarus Corporation	174,926	2,240,802
MasterCraft Boat Holdings [1]	8,200	185,074
Nautilus [1]	121,000	672,760

		3,098,636

Specialty Retail - 1.7%
AutoCanada	400,601	3,198,573
Barnes & Noble Education [1]	80,000	336,000
Destination Maternity [1]	212,000	462,160
Destination XL Group [1]	50,000	122,500
Haverty Furniture [3]	38,400	840,192
Lazydays Holdings [1]	30,000	142,800
MarineMax [1]	8,800	168,608
Sears Hometown and Outlet Stores [1,3]	244,700	538,340
Shoe Carnival [3]	17,016	579,054
Stage Stores [1,3]	15,000	15,450

		6,403,677

Textiles, Apparel & Luxury Goods - 1.4%
Crown Crafts	112,159	578,741
Culp [3]	32,900	632,667
J.G. Boswell Company [4]	2,490	1,665,810
YGM Trading	2,564,600	2,303,254

		5,180,472

Total		44,312,851

Consumer Staples – 2.2%
Beverages - 0.3%
Crimson Wine Group [1,4]	58,124	478,361
Primo Water [1]	40,400	624,584

		1,102,945

Food Products - 1.8%
Farmer Bros. [1,2,3]	62,600	1,252,626
John B. Sanfilippo & Son [2,3]	17,800	1,279,286
Landec Corporation [1,2,3]	75,610	928,491
RiceBran Technologies [1]	50,000	186,000
Seneca Foods Cl. A [1,2,3]	81,087	1,994,740
Seneca Foods Cl. B [1]	40,400	980,508
SunOpta [1]	149,481	517,204

		7,138,855

Household Products - 0.1%
Central Garden & Pet [1]	12,000	306,720

Total		8,548,520

Energy – 8.1%
Energy Equipment & Services - 4.5%
Aspen Aerogels [1]	94,985	242,212
CARBO Ceramics [1,3]	169,038	591,633
CES Energy Solutions	25,000	51,072
Computer Modelling Group	526,800	2,424,380
Dawson Geophysical [1]	77,336	226,594
Era Group [1,2,3]	383,700	4,427,898
Forum Energy Technologies [1]	50,000	255,500
Geospace Technologies [1,3]	9,500	122,930
Hornbeck Offshore Services [1,2,3]	460,000	570,400
Independence Contract Drilling [1]	134,400	372,288
Mammoth Energy Services	8,000	133,200
Matrix Service [1,2,3]	28,700	561,946
Nabors Industries	34,000	116,960
Newpark Resources [1]	68,200	624,712
North American Construction Group	50,000	582,000
Pioneer Energy Services [1,3]	105,600	186,912
Profire Energy [1]	175,000	313,250
SEACOR Marine Holdings [1,3]	216,957	2,887,697
TerraVest Industries	209,000	2,033,150
Total Energy Services	42,800	310,347

		17,035,081

Oil, Gas & Consumable Fuels - 3.6%
Ardmore Shipping [1]	161,300	993,608
Cross Timbers Royalty Trust	67,631	773,699
Dorchester Minerals L.P.	153,963	2,811,364
Dorian LPG [1]	163,138	1,047,346
GeoPark [1]	86,971	1,503,729
Leucrotta Exploration [1]	314,800	212,010
Navigator Holdings [1]	100,000	1,100,000
Panhandle Oil and Gas Cl. A	5,500	86,350
Permian Basin Royalty Trust	176,333	1,327,788
Ring Energy [1]	50,000	293,500
Sabine Royalty Trust [3]	59,548	2,771,959
StealthGas [1]	229,664	803,824
Teekay Offshore Partners L.P.	56,000	67,200

		13,792,377

Total		30,827,458

Financials – 13.3%
Banks - 1.8%
Bank of N.T. Butterfield & Son	39,410	1,414,031
Bryn Mawr Bank	25,000	903,250
Caribbean Investment Holdings [1]	735,635	143,719
Chemung Financial	31,000	1,454,830
Fauquier Bankshares [3]	133,200	2,601,396
Live Oak Bancshares [3]	30,900	451,449
Midway Investments [1,5]	735,647	0

		6,968,675

Capital Markets - 8.1%
ASA Gold and Precious Metals	171,150	1,754,287
Ashford [1]	10,000	555,300
B. Riley Financial	25,100	418,919
Bolsa Mexicana de Valores	1,068,000	2,217,406
Canaccord Genuity Group	203,300	888,444
Donnelley Financial Solutions [1]	50,000	744,000
Fiera Capital Cl. A	78,000	731,350
GAIN Capital Holdings [3]	25,000	157,000
GMP Capital	292,800	479,838
Great Elm Capital Group [1]	566,700	2,408,475
Hamilton Lane Cl. A [3]	20,300	884,674
INTL FCStone [1,2,3]	60,527	2,346,027
JZ Capital Partners [1]	50,000	280,027
Manning & Napier Cl. A	136,600	286,860
MVC Capital	219,900	1,994,493
OHA Investment	59,761	71,713
Pzena Investment Management Cl. A	6,100	49,349
Queen City Investments [4]	850	918,009
Silvercrest Asset Management Group Cl. A	203,300	2,897,025
Sprott	1,764,533	4,000,849
U.S. Global Investors Cl. A [3]	439,454	479,005
Urbana Corporation	237,600	426,715
Value Line [2,3]	131,974	3,258,438
Vostok New Ventures SDR	100,000	602,325
Warsaw Stock Exchange	52,900	537,350
Westaim Corporation [1]	500,000	961,574
Westwood Holdings Group [3]	12,400	437,348

		30,786,800

Consumer Finance - 0.5%
Currency Exchange International [1]	7,000	126,187
EZCORP Cl. A [1,2,3]	201,000	1,873,320

		1,999,507

Diversified Financial Services - 0.1%
Waterloo Investment Holdings [1,5]	806,000	241,800

Insurance - 1.1%
Hallmark Financial Services [1,3]	114,000	1,185,600
Health Insurance Innovations Cl. A [1]	13,000	348,660
Trupanion [1,2,3]	82,300	2,694,502

		4,228,762

Investment Companies - 1.7%
GS Acquisition Holdings Cl. A [1]	200,000	2,004,000
Social Capital Hedosophia Holdings Cl. A [1,3]	438,850	4,471,881

		6,475,881

Total		50,701,425

Health Care – 12.5%
Biotechnology - 2.7%
Abeona Therapeutics [1,2,3]	142,221	1,046,746
AMAG Pharmaceuticals [1]	17,800	229,264
Aquinox Pharmaceuticals [1,3]	145,397	391,845
Arcturus Therapeutics [1]	106,436	726,958
CareDx [1,2,3]	56,000	1,765,120
Idera Pharmaceuticals [1]	58,061	148,055
Mirati Therapeutics [1]	20,000	1,466,000
Theratechnologies [1]	10,000	57,096
Zafgen [1,2,3]	336,781	922,780
Zealand Pharma [1]	184,200	3,288,001
Zealand Pharma ADR [1]	10,000	170,200

		10,212,065

Health Care Equipment & Supplies - 4.6%
AtriCure [1,3]	15,000	401,850
Atrion Corporation [3]	6,169	5,420,577
Chembio Diagnostics [1]	185,500	1,029,525
CryoLife [1]	4,600	134,182
GenMark Diagnostics [1]	31,100	220,499
LeMaitre Vascular	5,000	155,000
OraSure Technologies [1,3]	50,000	557,500
OrthoPediatrics Corporation [1]	33,300	1,472,859
STRATEC	14,000	945,411
Surmodics [1,3]	94,500	4,108,860
TearLab Corporation [1,4]	8,500	808
Utah Medical Products	33,000	2,912,250
ViewRay [1]	35,900	265,301

		17,624,622

Health Care Providers & Services - 1.9%
AAC Holdings [1]	89,400	164,496
BioTelemetry [1]	17,279	1,082,011
CRH Medical [1]	133,000	351,323
Cross Country Healthcare [1]	150,800	1,060,124
National Research [3]	89,529	3,455,819
PetIQ Cl. A [1,3]	25,000	785,250
Psychemedics Corporation [3]	37,500	526,125

		7,425,148

Health Care Technology - 1.1%
Simulations Plus [3]	50,000	1,055,500
Tabula Rasa HealthCare [1,2,3]	38,400	2,166,528
Vocera Communications [1]	33,100	1,046,953

		4,268,981

Life Sciences Tools & Services - 1.5%
NeoGenomics [1]	125,000	2,557,500
Quanterix Corporation [1]	119,600	3,089,268

		5,646,768

Pharmaceuticals - 0.7%
Agile Therapeutics [1,3]	80,000	120,800
Correvio Pharma [1]	83,200	262,912
Knight Therapeutics [1]	187,000	1,027,111
Theravance Biopharma [1,3]	59,009	1,337,734

		2,748,557

Total		47,926,141

Industrials – 20.7%
Aerospace & Defense - 0.4%
Astronics Corporation [1]	6,429	210,357
CPI Aerostructures [1]	171,800	1,116,700
Innovative Solutions and Support [1]	78,828	237,272
SIFCO Industries [1]	45,800	126,408

		1,690,737

Building Products - 1.4%
Burnham Holdings Cl. A [4]	117,000	1,719,900
CSW Industrials [1]	20,000	1,145,800
DIRTT Environmental Solutions [1]	96,000	610,619
Insteel Industries [3]	44,200	924,664
Patrick Industries [1]	17,250	781,770

		5,182,753

Commercial Services & Supplies - 2.9%
Acme United	25,000	400,000
Atento [1]	207,801	750,161
Civeo Corporation [1]	150,000	315,000
CompX International Cl. A	78,200	1,144,066
Heritage-Crystal Clean [1,2,3]	185,277	5,085,854
Hudson Technologies [1]	50,000	96,500
Interface	26,300	402,916
PICO Holdings [1,2,3]	121,200	1,199,880
Team [1,3]	93,300	1,632,750

		11,027,127

Construction & Engineering - 2.9%
Ameresco Cl. A [1]	251,400	4,067,652
Construction Partners Cl. A [1]	39,900	509,523
Granite Construction	13,500	582,525
IES Holdings [1,3]	166,800	2,964,036
Infrastructure and Energy Alternatives [1]	275,100	1,441,524
Northwest Pipe [1,3]	61,500	1,476,000

		11,041,260

Electrical Equipment - 0.6%
American Superconductor [1]	22,625	290,958
Encore Wire [3]	3,307	189,227
LSI Industries	415,740	1,093,396
Powell Industries [3]	21,400	568,170
Power Solutions International [1,2,3,4]	21,100	148,333
Revolution Lighting Technologies [1,2,3]	81,200	18,757

		2,308,841

Industrial Conglomerates - 0.8%
Raven Industries [3]	83,600	3,207,732

Machinery - 7.5%
CIRCOR International [1,2,3]	170,200	5,548,520
Exco Technologies	85,400	605,184
Global Brass and Copper Holdings	5,000	172,200
Graham Corporation [2,3]	75,150	1,475,194
Hurco Companies [3]	36,866	1,486,806
Kadant [3]	48,800	4,292,448
Kornit Digital [1]	53,900	1,282,820
L.B. Foster Company [1,3]	95,300	1,793,546
Lindsay Corporation [3]	32,600	3,155,354
Luxfer Holdings [3]	69,512	1,736,410
Lydall [1]	24,800	581,808
NN	90,600	678,594
Spartan Motors	28,000	247,240
Sun Hydraulics [3]	74,000	3,441,740
Titan International	212,200	1,266,834
Twin Disc [1]	4,300	71,595
Wabash National	6,400	86,720
Westport Fuel Systems [1]	488,700	757,485

		28,680,498

Marine - 1.7%
Algoma Central	40,000	374,453
Clarkson	109,900	3,399,556
Eagle Bulk Shipping [1]	570,000	2,650,500

		6,424,509

Professional Services - 0.6%
Acacia Research [1,3]	190,000	619,400
Franklin Covey [1,3]	40,100	1,014,530
GP Strategies [1]	29,400	357,210
InnerWorkings [1]	25,000	90,500
Kforce [3]	2,800	98,336
Resources Connection	11,200	185,248

		2,365,224

Road & Rail - 0.7%
Marten Transport	2,500	44,575
Patriot Transportation Holding [1,3]	55,764	1,048,363
Universal Logistics Holdings [3]	75,200	1,479,936

		2,572,874

Trading Companies & Distributors - 1.2%
EVI Industries [2,3]	69,300	2,642,409
Houston Wire & Cable [1]	331,418	2,097,876

		4,740,285

Total		79,241,840

Information Technology – 20.2%
Communications Equipment - 0.9%
Clearfield [1]	85,200	1,252,440
Digi International [1]	38,900	492,863
Ituran Location and Control	50,000	1,707,500
PCTEL	34,100	170,841

		3,623,644

Electronic Equipment, Instruments & Components - 8.2%
Bel Fuse Cl. A	67,705	1,450,918
ePlus [1]	2,100	185,934
Fabrinet [1]	2,200	115,192
FARO Technologies [1,3]	82,800	3,635,748
Firan Technology Group [1]	25,000	58,929
HollySys Automation Technologies	51,900	1,086,786
Inficon Holding	3,220	1,793,111
LightPath Technologies Cl. A [1]	100,000	150,000
Mesa Laboratories [2,3]	52,000	11,986,000
nLIGHT [1,2,3]	227,800	5,075,384
Novanta [1]	3,400	288,082
PAR Technology [1,2,3]	60,268	1,474,155
PC Connection [3]	43,716	1,603,066
Perceptron [1]	8,500	63,750
Richardson Electronics	316,900	2,148,582
Vishay Precision Group [1]	10,000	342,100

		31,457,737

IT Services - 0.2%
Carbonite [1]	3,000	74,430
Computer Task Group [1]	84,800	364,640
Hackett Group (The) [3]	27,700	437,660

		876,730

Semiconductors & Semiconductor Equipment - 6.3%
Adesto Technologies [1]	222,100	1,343,705
Alpha & Omega Semiconductor [1]	17,900	206,029
Amtech Systems [1,3]	92,184	491,341
AXT [1]	100,000	445,000
Brooks Automation [3]	87,700	2,572,241
Camtek	65,800	586,936
Cohu	34,290	505,777
CyberOptics Corporation [1]	48,600	831,060
Everspin Technologies [1]	5,900	45,194
FormFactor [1]	22,869	367,962
Ichor Holdings [1]	21,600	487,728
KLA-Tencor	11,950	1,426,950
Kulicke & Soffa Industries [3]	77,200	1,706,892
Nanometrics [1,3]	64,600	1,994,848
NeoPhotonics Corporation [1,3]	82,200	517,038
Nova Measuring Instruments [1,3]	77,200	1,943,896
PDF Solutions [1]	189,700	2,342,795
Photronics [1]	229,900	2,172,555
Rudolph Technologies [1]	69,200	1,577,760
Silicon Motion Technology ADR	36,100	1,431,004
Ultra Clean Holdings [1,3]	82,700	855,945
Veeco Instruments [1,3]	17,500	189,700

		24,042,356

Software - 3.4%
Agilysys [1]	90,000	1,905,300
Amber Road [1]	62,800	544,476
American Software Cl. A	120,352	1,438,206
Attunity [1]	4,400	103,180
Digital Turbine [1]	100,000	350,000
Model N [1]	50,000	877,000
Monotype Imaging Holdings	15,000	298,350
OneSpan [1]	5,600	107,632
Optiva [1]	3,000	94,287
QAD Cl. A	23,687	1,020,199
RealNetworks [1]	100,171	311,532
Rubicon Project (The) [1]	75,000	456,000
SeaChange International [1]	50,000	66,500
SharpSpring [1]	50,000	801,000
Solium Capital [1]	222,500	3,176,788
Support.com [1]	105,600	238,656
Upland Software [1]	25,000	1,059,000

		12,848,106

Technology Hardware, Storage & Peripherals - 1.2%
AstroNova	6,600	134,574
Cray [1,3]	19,700	513,185
Intevac [1]	547,800	3,358,014
TransAct Technologies	28,600	261,404
USA Technologies [1]	90,500	375,575

		4,642,752

Total		77,491,325

Materials – 6.4%
Chemicals - 1.9%
Balchem Corporation	8,575	795,760
LSB Industries [1]	135,800	847,392
OMNOVA Solutions [1]	25,000	175,500
Quaker Chemical [3]	19,400	3,886,402
Rayonier Advanced Materials	50,000	678,000
Trecora Resources [1]	89,600	814,464

		7,197,518

Construction Materials - 0.3%
Monarch Cement [4]	16,303	1,027,089

Containers & Packaging - 0.3%
UFP Technologies [1]	36,445	1,363,043

Metals & Mining - 3.9%
Alamos Gold Cl. A	261,044	1,324,412
Ampco-Pittsburgh [1]	79,002	260,707
Haynes International [3]	34,800	1,142,484
Imdex	650,666	494,346
Impala Platinum Holdings [1]	500,000	2,113,835
MAG Silver [1]	154,050	1,642,173
Major Drilling Group International [1]	921,657	3,096,674
Olympic Steel	35,000	555,450
Pretium Resources [1]	80,000	683,653
Sandstorm Gold [1]	510,000	2,794,800
Universal Stainless & Alloy Products [1,3]	25,820	427,837
Victoria Gold [1]	890,000	286,377

		14,822,748

Total		24,410,398

Real Estate – 2.1%
Real Estate Management & Development - 2.1%
Altus Group	87,000	1,697,228
Dundee Corporation Cl. A [1]	413,200	355,580
Marcus & Millichap [1,3]	4,900	199,577
RMR Group (The) Cl. A	49,900	3,042,902
Tejon Ranch [1,3]	154,994	2,727,894

Total		8,023,181

Utilities – 0.6%
Independent Power & Renewable Electricity Producer - 0.1%
Innergex Renewable Energy	15,573	164,080

Water Utilities - 0.5%
AquaVenture Holdings [1]	50,000	967,500
Global Water Resources	106,000	1,039,860

		2,007,360

Total		2,171,440

TOTAL COMMON STOCKS
(Cost $351,602,280)		389,442,667

PREFERRED STOCK – 0.5%
Communication Services – 0.5%
Entertainment - 0.5%
Chicken Soup For The Soul Entertainment
9.75 % Ser. A [3]	80,000	2,024,000

(Cost $2,000,000)		2,024,000

WARRANTS – 0.0%
Consumer Discretionary – 0.0%
Hotels, Restaurants & Leisure - 0.0%
Lindblad Expeditions Holdings (Warrants) [1]	18,100	82,717

Total		82,717

Industrials – 0.0%
Construction & Engineering - 0.0%
Infrastructure and Energy Alternatives
(Warrants) [1]	100,000	44,920

Total		44,920

Information Technology – 0.0%
Electronic Equipment, Instruments & Components - 0.0%
eMagin Corporation (Warrants) [1,5]	50,000	0

Total		0

TOTAL WARRANTS
(Cost $152,029)		127,637

REPURCHASE AGREEMENT – 3.3%
Fixed Income Clearing Corporation,
0.50% dated 3/29/19, due 4/1/19,
maturity value $12,760,532 (collateralized
by obligations of various U.S. Government
Agencies, 1.875% due 7/31/22, valued at $13,015,674)
(Cost $12,760,000)		12,760,000

TOTAL INVESTMENTS – 105.6%
(Cost $366,514,309)		404,354,304

LIABILITIES LESS CASH
AND OTHER ASSETS – (5.6)%		(21,508,177)

NET ASSETS – 100.0%		$382,846,127

   ADR – American Depository Receipt

[1]	Non-income producing.
[2]	At March 31, 2019, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $19,778,161.
[3]
All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement at March 31, 2019. Total market value of pledged securities at March 31, 2019, was $48,970,326.

[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[5]
Securities for which market quotations are not readily available represent 0.1% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $367,500,820. At March 31, 2019, net unrealized appreciation for all securities was $36,853,484, consisting of aggregate gross unrealized appreciation of $102,483,515 and aggregate gross unrealized depreciation of $65,630,031. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1	–	quoted prices in active markets for identical securities.
Level 2	–
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.

Level 3	–
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total

Common Stocks	$381,829,277	$7,371,590	$241,800	$389,442,667
Preferred Stocks	2,024,000	–	–	2,024,000
Warrants	127,637	–	0	127,637
Repurchase Agreement	–	12,760,000	–	12,760,000

Level 3 Reconciliation:

	Balance as of		Realized	Unrealized	Balance as of
	12/31/18	Purchases	Gain (Loss)	Gain (Loss)	3/31/19

Common Stocks	$241,800	$–	$–	$–	$241,800
Warrants	0	–	–	–	0

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

	Fair Value at		Unobservable		Impact to Valuation From
	3/31/19	Valuation Technique(s)	Input(s)	Range Average	an Increase in Input[1]

		Discounted Present Value
Common Stocks	$241,800	Balance Sheet Analysis	Liquidity Discount	30%-40%	Decrease

[1]
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at March 31, 2019 is overnight and continuous.

Borrowings:
The Fund is party to a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage International, Limited (BNPPI). As of March 31, 2019, the Fund has outstanding borrowings of $22,000,000. During the period ended March 31, 2019, the Fund borrowed an average daily balance of $22,000,000. The Fund pays a commitment fee of 0.50% per annum on the unused portion of the credit agreement. The credit agreement has a 179-day rolling term that resets daily; however, if the Fund exceeds certain net asset value triggers, the credit agreement may convert to a 60-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding or as otherwise required by applicable regulatory standards and has granted a security interest in the securities pledged to, and in favor of, BNPPI as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).